Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units	Sep. 30, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2021	$ 293,317
2022	607,681
2023	233,738
2024	34,382
Total	$ 1,169,118